Note 3 - Investment Securities Available for Sale - Amortized Cost and Fair Values of Securities Available for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Amortized cost	$ 112,557	$ 142,893
Gross unrealized gains	2,702	4,345
Gross unrealized losses	(883)	(718)
Investment securities available for sale, at fair value	114,376	146,520
US Government Agencies Debt Securities [Member]
Amortized cost	10,158	21,655
Gross unrealized gains	174	245
Gross unrealized losses	(96)	(271)
Investment securities available for sale, at fair value	10,236	21,629
US States and Political Subdivisions Debt Securities [Member]
Investment securities available for sale, at fair value	81,223	97,290
US States and Political Subdivisions Debt Securities [Member] | Taxable [Member]
Amortized cost	1,615	1,989
Gross unrealized gains	129	134
Gross unrealized losses	(4)
Investment securities available for sale, at fair value	1,740	2,123
US States and Political Subdivisions Debt Securities [Member] | Tax Exempt [Member]
Amortized cost	78,327	91,940
Gross unrealized gains	1,678	3,402
Gross unrealized losses	(522)	(175)
Investment securities available for sale, at fair value	79,483	95,167
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	20,128	24,480
Gross unrealized gains	202	316
Gross unrealized losses	(261)	(272)
Investment securities available for sale, at fair value	20,069	24,524
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Amortized cost	1,579	2,079
Gross unrealized gains	130	184
Gross unrealized losses
Investment securities available for sale, at fair value	1,709	2,263
Debt Securities [Member]
Amortized cost	111,807	142,143
Gross unrealized gains	2,313	4,281
Gross unrealized losses	(883)	(718)
Investment securities available for sale, at fair value	113,237	145,706
Equity Securities In Financial Institutions [Member]
Amortized cost	750	750
Gross unrealized gains	389	64
Gross unrealized losses
Investment securities available for sale, at fair value	$ 1,139	$ 814